Earnings per share - Basic and Diluted earnings per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic earnings per share
Net income for the year	R$ 38,876	R$ 71,055
Weighted average number of shares	178,266,195	166,219,533
Less Treasury shares	(7,849,826)	(3,192,406)
Adjusted weighted average of shares - basic	170,416,369	163,027,127
Basic earnings per share (in reais)	R$ 0.2281	R$ 0.4358	R$ 0.5155
Diluted earnings per share
Net income for the year	R$ 38,876	R$ 71,055
Weighted average number of shares	178,266,195	166,219,533
Stock Option	4,050,513	2,180,798
Less Treasury shares	(7,849,826)	(3,192,406)
Adjusted weighted average of shares - diluted	174,466,882	165,207,925
Diluted earnings per share - in Reais per share	R$ 0.2228	R$ 0.4301	R$ 0.5111